CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (unaudited) (USD $)	Preferred stock	Common Stock	Common to be Issued	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Beginning balance, Amount at Dec. 31, 2012		$ 27,987	$ 420,000	$ 4,264,979	$ (6,464,834)	$ (1,751,868)
Beginning balance, Shares at Dec. 31, 2012		279,865,011	6,000,000
Shares issued for consulting services rendered, Amount		288		42,140
Shares issued for consulting services rendered, Shares		2,883,922
Shares issued in settlement of debt, Amount		1,651		304,923		306,574
Shares issued in settlement of debt, Shares		16,512,626
Sale of common stock, Amount		203		30,297		30,500
Sale of common stock, Shares		2,033,333
Stock based compensation				218,581		218,581
Fair value of warrants issued in connection with notes payable				43,568		43,568
Net loss					(1,396,828)	(1,396,828)
Ending balance, Amount at Jun. 30, 2013		$ 30,129	$ 420,000	$ 4,904,488	$ (7,861,662)	$ (2,507,045)
Ending balance, Shares at Jun. 30, 2013		301,294,892	6,000,000